Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4

Property and Equipment, net:

The following table shows the property and equipment consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Cost
Furniture and fixtures	$13,341	$13,341
Software	26,219	26,219
Total cost	39,560	39,560
Accumulated depreciation	(21,458)	(10,050)

Total property and equipment, net	$18,102	$29,510

Deprecation and related amortization expense was $11,408 and $10,050 for the years ended December 31, 2022 and 2021.